Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Large Cap Value II Fund

January 31, 2020

FLV-QTLY-0320
1.9893831.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	12,309	$463,065
CenturyLink, Inc.	7,255	99,103
Verizon Communications, Inc.	7,145	424,699
		986,867
Entertainment - 1.7%
Electronic Arts, Inc. (a)	886	95,617
The Walt Disney Co.	1,675	231,669
		327,286
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	35	50,147
Media - 2.0%
Comcast Corp. Class A	5,111	220,744
DISH Network Corp. Class A (a)	2,200	80,872
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	1,280	62,170
Liberty SiriusXM Series C (a)	550	26,961
		390,747

TOTAL COMMUNICATION SERVICES		1,755,047

CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.3%
BorgWarner, Inc.	1,957	67,106
Automobiles - 0.7%
Ford Motor Co.	15,236	134,382
Distributors - 0.2%
LKQ Corp. (a)	1,110	36,280
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	1,006	42,835
Laureate Education, Inc. Class A (a)	59	1,230
		44,065
Hotels, Restaurants & Leisure - 1.0%
Extended Stay America, Inc. unit	7,288	94,161
International Game Technology PLC	1,581	21,328
McDonald's Corp.	366	78,313
		193,802
Household Durables - 1.8%
D.R. Horton, Inc.	1,854	109,757
Garmin Ltd.	1,167	113,141
KB Home	102	3,830
Lennar Corp. Class A	760	50,434
PulteGroup, Inc.	1,142	50,990
Tempur Sealy International, Inc. (a)	333	30,509
		358,661
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	215	7,215
Multiline Retail - 0.4%
Target Corp.	717	79,401
Specialty Retail - 0.7%
AutoNation, Inc. (a)	337	14,302
Best Buy Co., Inc.	590	49,967
Dick's Sporting Goods, Inc.	273	12,075
Lithia Motors, Inc. Class A (sub. vtg.)	40	5,426
The Home Depot, Inc.	218	49,726
Tiffany & Co., Inc.	10	1,340
		132,836
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	187	35,700
NIKE, Inc. Class B	934	89,944
Ralph Lauren Corp.	551	62,539
		188,183

TOTAL CONSUMER DISCRETIONARY		1,241,931

CONSUMER STAPLES - 8.6%
Beverages - 0.1%
The Coca-Cola Co.	461	26,922
Food & Staples Retailing - 2.7%
Kroger Co.	4,386	117,808
Performance Food Group Co. (a)	58	3,004
U.S. Foods Holding Corp. (a)	2,177	87,450
Walmart, Inc.	2,720	311,413
		519,675
Food Products - 1.4%
Darling International, Inc. (a)	53	1,438
General Mills, Inc.	1,611	84,126
Ingredion, Inc.	49	4,312
Lamb Weston Holdings, Inc.	42	3,835
Mondelez International, Inc.	117	6,713
The Hershey Co.	298	46,241
Tyson Foods, Inc. Class A	1,450	119,814
		266,479
Household Products - 2.9%
Kimberly-Clark Corp.	622	89,095
Procter & Gamble Co.	3,889	484,647
		573,742
Personal Products - 0.4%
Coty, Inc. Class A	8,285	85,004
Tobacco - 1.1%
Philip Morris International, Inc.	2,705	223,704

TOTAL CONSUMER STAPLES		1,695,526

ENERGY - 5.4%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	215	7,205
Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	3,433	367,812
ConocoPhillips Co.	2,937	174,546
EOG Resources, Inc.	124	9,041
Exxon Mobil Corp.	6,023	374,149
HollyFrontier Corp.	197	8,849
Kinder Morgan, Inc.	4,109	85,755
Marathon Oil Corp.	1,877	21,341
Marathon Petroleum Corp.	49	2,671
Pioneer Natural Resources Co.	14	1,890
Valero Energy Corp.	113	9,527
		1,055,581

TOTAL ENERGY		1,062,786

FINANCIALS - 21.4%
Banks - 8.5%
Bank of America Corp.	11,285	370,487
BB&T Corp.	76	3,919
Citigroup, Inc.	3,369	250,687
First Hawaiian, Inc.	65	1,889
First Horizon National Corp.	673	10,768
Investors Bancorp, Inc.	318	3,843
JPMorgan Chase & Co.	4,878	645,641
M&T Bank Corp.	331	55,780
Regions Financial Corp.	3,547	55,227
U.S. Bancorp	155	8,249
Wells Fargo & Co.	5,534	259,766
		1,666,256
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	1,172	93,584
Ameriprise Financial, Inc.	196	32,420
Bank of New York Mellon Corp.	962	43,078
BlackRock, Inc. Class A	25	13,184
CME Group, Inc.	5	1,086
Goldman Sachs Group, Inc.	374	88,919
Invesco Ltd.	5,425	93,853
Legg Mason, Inc.	531	20,789
LPL Financial	229	21,098
Moody's Corp.	127	32,612
Morgan Stanley	3,266	170,681
S&P Global, Inc.	34	9,987
State Street Corp.	1,764	133,411
T. Rowe Price Group, Inc.	52	6,944
		761,646
Consumer Finance - 1.1%
Ally Financial, Inc.	1,935	61,978
Navient Corp.	3,938	56,628
Synchrony Financial	3,158	102,351
		220,957
Diversified Financial Services - 3.0%
AXA Equitable Holdings, Inc.	2,791	67,040
Berkshire Hathaway, Inc. Class B (a)	2,165	485,891
Cannae Holdings, Inc. (a)	66	2,684
Jefferies Financial Group, Inc.	1,574	34,061
		589,676
Insurance - 4.3%
Allstate Corp.	1,289	152,798
American National Insurance Co.	23	2,534
Arch Capital Group Ltd. (a)	1,034	45,661
First American Financial Corp.	1,694	104,994
FNF Group	1,529	74,539
Hanover Insurance Group, Inc.	162	22,450
Hartford Financial Services Group, Inc.	2,075	123,006
Lincoln National Corp.	411	22,391
MetLife, Inc.	356	17,697
Old Republic International Corp.	399	8,997
Primerica, Inc.	260	30,826
Progressive Corp.	1,673	134,994
Prudential Financial, Inc.	175	15,936
Selective Insurance Group, Inc.	197	13,051
Unum Group	2,301	61,414
W.R. Berkley Corp.	205	15,074
		846,362
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	6,428	62,737
Apollo Commercial Real Estate Finance, Inc.	59	1,079
MFA Financial, Inc.	5,827	45,451
		109,267
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	99	4,911
MGIC Investment Corp.	447	6,164
Radian Group, Inc.	227	5,559
		16,634

TOTAL FINANCIALS		4,210,798

HEALTH CARE - 14.2%
Biotechnology - 2.0%
Amgen, Inc.	379	81,883
Biogen, Inc. (a)	501	134,694
Gilead Sciences, Inc.	1,298	82,034
Regeneron Pharmaceuticals, Inc. (a)	298	100,706
		399,317
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	2,424	211,227
Baxter International, Inc.	798	71,198
Boston Scientific Corp. (a)	1,076	45,052
Danaher Corp.	805	129,500
Edwards Lifesciences Corp. (a)	247	54,305
Haemonetics Corp. (a)	30	3,222
Hill-Rom Holdings, Inc.	690	73,478
Hologic, Inc. (a)	2,020	108,110
Medtronic PLC	2,338	269,899
Zimmer Biomet Holdings, Inc.	142	21,002
		986,993
Health Care Providers & Services - 1.2%
Anthem, Inc.	127	33,691
Cigna Corp.	110	21,162
CVS Health Corp.	1,753	118,888
DaVita HealthCare Partners, Inc. (a)	337	26,916
McKesson Corp.	272	38,790
UnitedHealth Group, Inc.	8	2,180
		241,627
Health Care Technology - 0.0%
Cerner Corp.	103	7,398
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	62	5,119
QIAGEN NV (a)	39	1,317
Thermo Fisher Scientific, Inc.	7	2,192
		8,628
Pharmaceuticals - 5.9%
Allergan PLC	254	47,407
Bristol-Myers Squibb Co.	2,881	181,359
Eli Lilly & Co.	481	67,167
Johnson & Johnson	3,021	449,736
Merck & Co., Inc.	1,291	110,303
Mylan NV (a)	5,505	117,917
Pfizer, Inc.	4,915	183,035
		1,156,924

TOTAL HEALTH CARE		2,800,887

INDUSTRIALS - 9.5%
Aerospace & Defense - 3.5%
Arconic, Inc.	3,601	107,850
Harris Corp.	620	137,225
Moog, Inc. Class A	532	47,673
Northrop Grumman Corp.	267	100,010
Parsons Corp.	725	29,653
Raytheon Co.	40	8,838
Teledyne Technologies, Inc. (a)	12	4,381
United Technologies Corp.	1,712	257,142
		692,772
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	651	44,730
Johnson Controls International PLC	1,073	42,330
Universal Forest Products, Inc.	332	15,903
		102,963
Commercial Services & Supplies - 1.6%
Brady Corp. Class A	175	9,690
Cintas Corp.	349	97,361
KAR Auction Services, Inc.	286	6,012
Republic Services, Inc.	1,209	114,915
UniFirst Corp.	213	43,437
Waste Management, Inc.	255	31,034
		302,449
Construction & Engineering - 0.4%
EMCOR Group, Inc.	999	82,088
Valmont Industries, Inc.	13	1,847
		83,935
Electrical Equipment - 0.3%
Eaton Corp. PLC	560	52,903
Hubbell, Inc. Class B	40	5,729
nVent Electric PLC	246	6,125
		64,757
Industrial Conglomerates - 0.3%
General Electric Co.	4,758	59,237
Machinery - 1.6%
AGCO Corp.	1,390	97,495
Caterpillar, Inc.	5	657
Crane Co.	59	5,042
Cummins, Inc.	714	114,219
Dover Corp.	109	12,410
Gates Industrial Corp. PLC (a)	199	2,482
Oshkosh Corp.	272	23,403
Rexnord Corp.	1,365	44,567
Timken Co.	118	6,199
		306,474
Professional Services - 0.2%
FTI Consulting, Inc. (a)	297	35,658
Nielsen Holdings PLC	194	3,958
		39,616
Road & Rail - 1.1%
CSX Corp.	1,189	90,768
Kansas City Southern	748	126,180
		216,948

TOTAL INDUSTRIALS		1,869,151

INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.4%
Ciena Corp. (a)	875	35,586
Cisco Systems, Inc.	847	38,937
		74,523
Electronic Equipment & Components - 0.2%
Avnet, Inc.	100	3,649
Dolby Laboratories, Inc. Class A	45	3,120
Itron, Inc. (a)	55	4,496
National Instruments Corp.	242	10,800
SYNNEX Corp.	121	16,669
		38,734
IT Services - 1.1%
Amdocs Ltd.	1,562	112,386
IBM Corp.	661	95,006
Perspecta, Inc.	140	3,930
		211,322
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	717	8,066
Applied Materials, Inc.	1,534	88,957
Cirrus Logic, Inc. (a)	685	52,615
Intel Corp.	7,401	473,146
Micron Technology, Inc. (a)	506	26,864
ON Semiconductor Corp. (a)	1,600	37,040
Qualcomm, Inc.	1,126	96,059
		782,747
Software - 1.6%
Cadence Design Systems, Inc. (a)	1,278	92,157
Nortonlifelock, Inc.	18	512
Nuance Communications, Inc. (a)	5,384	101,865
Synopsys, Inc. (a)	672	99,127
Verint Systems, Inc. (a)	607	35,206
		328,867
Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.	927	19,764
Xerox Holdings Corp.	2,428	86,364
		106,128

TOTAL INFORMATION TECHNOLOGY		1,542,321

MATERIALS - 3.1%
Chemicals - 2.0%
CF Industries Holdings, Inc.	886	35,688
DuPont de Nemours, Inc.	2,436	124,674
Eastman Chemical Co.	1,268	90,370
Huntsman Corp.	4,494	92,397
Linde PLC	227	46,111
		389,240
Construction Materials - 0.0%
Vulcan Materials Co.	19	2,691
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	1,856	29,009
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	5,251	58,286
Reliance Steel & Aluminum Co.	911	104,583
Steel Dynamics, Inc.	335	10,010
		172,879
Paper & Forest Products - 0.1%
Domtar Corp.	448	15,599

TOTAL MATERIALS		609,418

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities, Inc.	61	9,955
American Campus Communities, Inc.	64	2,936
Apple Hospitality (REIT), Inc.	2,399	36,033
Brixmor Property Group, Inc.	4,848	96,766
Camden Property Trust (SBI)	214	24,060
Columbia Property Trust, Inc.	676	14,264
Crown Castle International Corp.	277	41,506
Douglas Emmett, Inc.	617	25,606
EastGroup Properties, Inc.	131	17,825
Equity Residential (SBI)	123	10,219
Gaming & Leisure Properties	598	28,258
Hospitality Properties Trust (SBI)	274	5,913
Host Hotels & Resorts, Inc.	2,246	36,700
Life Storage, Inc.	247	27,955
Outfront Media, Inc.	1,495	44,461
Paramount Group, Inc.	158	2,221
Park Hotels & Resorts, Inc.	1,639	35,960
Physicians Realty Trust	60	1,161
PS Business Parks, Inc.	45	7,540
Realty Income Corp.	616	48,301
Retail Properties America, Inc.	461	5,601
SITE Centers Corp.	302	3,838
Store Capital Corp.	1,227	48,160
Sunstone Hotel Investors, Inc.	2,432	30,838
VEREIT, Inc.	480	4,685
VICI Properties, Inc.	1,030	27,604
Weingarten Realty Investors (SBI)	66	1,921
		640,287
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	7	427
Jones Lang LaSalle, Inc.	90	15,284
Newmark Group, Inc.	553	6,509
		22,220

TOTAL REAL ESTATE		662,507

UTILITIES - 6.9%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	208	21,678
Avangrid, Inc.	83	4,421
Duke Energy Corp.	448	43,738
Entergy Corp.	257	33,801
Evergy, Inc.	297	21,432
Eversource Energy	80	7,395
Exelon Corp.	3,394	161,520
FirstEnergy Corp.	1,105	56,123
Hawaiian Electric Industries, Inc.	151	7,385
IDACORP, Inc.	78	8,751
NextEra Energy, Inc.	264	70,805
OGE Energy Corp.	2,277	104,400
PNM Resources, Inc.	418	22,668
Portland General Electric Co.	1,692	104,058
PPL Corp.	2,347	84,938
Southern Co.	30	2,112
Xcel Energy, Inc.	396	27,399
		782,624
Gas Utilities - 0.3%
UGI Corp.	1,373	57,103
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy, Inc. Class C	370	7,833
NRG Energy, Inc.	56	2,066
The AES Corp.	6,068	120,510
Vistra Energy Corp.	4,731	106,542
		236,951
Multi-Utilities - 1.2%
Ameren Corp.	517	42,420
Avista Corp.	29	1,475
Black Hills Corp.	80	6,642
CMS Energy Corp.	117	8,016
Dominion Energy, Inc.	492	42,189
DTE Energy Co.	377	49,994
MDU Resources Group, Inc.	2,058	60,937
NorthWestern Energy Corp.	56	4,310
Public Service Enterprise Group, Inc.	573	33,922
		249,905
Water Utilities - 0.2%
American Water Works Co., Inc.	270	36,774

TOTAL UTILITIES		1,363,357

TOTAL COMMON STOCKS
(Cost $17,747,928)		18,813,729

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.58% (b)
(Cost $719,197)	719,053	719,197
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $18,467,125)		19,532,926
NET OTHER ASSETS (LIABILITIES) - 0.9%(c)		167,824
NET ASSETS - 100%		$19,700,750

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	March 2020	$644,800	$8,914	$8,914

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $26,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,110
Total	$14,110

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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